Other disclosures - Risk Management and Principal Risks - Gross exposure for loan commitment and financial guarantees (audited) (Details) - Off-balance sheet loan commitments and financial guarantee contracts - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan commitments and financial guarantee contracts
Limit management and final repayments	£ 0	£ 0	£ 0
Carrying amount
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11,368	12,382
Net transfers between stages	0	0
Business activity in the year	8,034	7,034
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,820)	(7,624)
Limit management and final repayments	(412)	(424)
Closing/Ending balance	12,170	11,368	12,382
Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	128,755	126,717
Net transfers between stages	0	0
Business activity in the year	38,669	11,638
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7,533	(1,051)
Limit management and final repayments	(8,804)	(8,549)
Closing/Ending balance	166,153	128,755	126,717
Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	208,132	206,061
Business activity in the year	47,931	48,753
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	34,444	9,183
Limit management and final repayments	(64,011)	(55,865)
Closing/Ending balance	226,496	208,132	206,061
ECL
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	131	383
Net transfers between stages	0	0
Business activity in the year	54	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	18	(241)
Limit management and final repayments	32	11
Closing/Ending balance	171	131	383
ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	411	681
Business activity in the year	82	116
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	15	(233)
Limit management and final repayments	96	153
Closing/Ending balance	412	411	681
Stage 1 | Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	10,833	11,861
Net transfers between stages	8	(131)
Business activity in the year	8,034	7,034
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,793)	(7,556)
Limit management and final repayments	(368)	(375)
Closing/Ending balance	11,714	10,833	11,861
Stage 1 | Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	122,819	114,371
Net transfers between stages	(3,390)	5,769
Business activity in the year	38,204	11,206
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,633	(742)
Limit management and final repayments	(8,212)	(7,785)
Closing/Ending balance	159,054	122,819	114,371
Stage 1 | Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	178,490	163,707
Net transfers between stages	5,826	8,227
Business activity in the year	43,683	44,085
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	28,353	8,819
Limit management and final repayments	(54,175)	(46,348)
Closing/Ending balance	202,177	178,490	163,707
Stage 1 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	50	55
Net transfers between stages	47	206
Business activity in the year	25	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(54)	(207)
Limit management and final repayments	7	4
Closing/Ending balance	61	50	55
Stage 1 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	167	201
Net transfers between stages	60	221
Business activity in the year	28	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(42)	(229)
Limit management and final repayments	29	40
Closing/Ending balance	184	167	201
Lifetime expected credit losses | Stage 2 | Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	532	516
Net transfers between stages	(17)	124
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)	(64)
Limit management and final repayments	(44)	(44)
Closing/Ending balance	450	532	516
Lifetime expected credit losses | Stage 2 | Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	5,718	12,117
Net transfers between stages	3,050	(6,379)
Business activity in the year	451	430
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,949)	217
Limit management and final repayments	(503)	(667)
Closing/Ending balance	6,767	5,718	12,117
Lifetime expected credit losses | Stage 2 | Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	28,565	40,258
Net transfers between stages	(5,759)	(7,174)
Business activity in the year	4,233	4,658
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,953	(151)
Limit management and final repayments	(9,515)	(9,026)
Closing/Ending balance	23,477	28,565	40,258
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	61	305
Net transfers between stages	(42)	(213)
Business activity in the year	27	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	67	(24)
Limit management and final repayments	23	7
Closing/Ending balance	90	61	305
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	241	453
Net transfers between stages	(64)	(215)
Business activity in the year	54	102
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	59	7
Limit management and final repayments	65	106
Closing/Ending balance	225	241	453
Lifetime expected credit losses | Stage 3 | Carrying amount | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	3	5
Net transfers between stages	9	7
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)	(4)
Limit management and final repayments	0	(5)
Closing/Ending balance	6	3	5
Lifetime expected credit losses | Stage 3 | Carrying amount | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	218	229
Net transfers between stages	340	610
Business activity in the year	14	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(151)	(526)
Limit management and final repayments	(89)	(97)
Closing/Ending balance	332	218	229
Lifetime expected credit losses | Stage 3 | Carrying amount | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1,077	2,096
Net transfers between stages	(67)	(1,053)
Business activity in the year	15	10
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	138	515
Limit management and final repayments	(321)	(491)
Closing/Ending balance	842	1,077	2,096
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loan commitments and financial guarantee contracts
Opening/Beginning balance	20	23
Net transfers between stages	(5)	7
Business activity in the year	2	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	(10)
Limit management and final repayments	2	0
Closing/Ending balance	20	20	23
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	3	27
Net transfers between stages	4	(6)
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)	(11)
Limit management and final repayments	2	7
Closing/Ending balance	£ 3	£ 3	£ 27